Shareholder Report, Holdings (Details) - AFL CIO HOUSING INVESTMENT TRUST [Member]	Dec. 31, 2025	[1]
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	90.30%	[2]
AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.96%	[2]
AA [Member]
Holdings [Line Items]
Percent of Total Investments	3.17%	[2]
Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.72%	[2]
Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.85%	[2]
Multifamily Permanent MBS [Member]
Holdings [Line Items]
Percent of Total Investments	65.66%
Single Family [Member]
Holdings [Line Items]
Percent of Total Investments	12.93%
Multifamily Construction Investments [Member]
Holdings [Line Items]
Percent of Total Investments	12.91%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.85%

[1]	Based on value of total investment and includes unfunded commitments but does not include U.S. Treasury futures contracts.
[2]	U.S. Government or Agency includes holdings of government securities issued by the U.S. Department of Treasury and mortgage securities issued by a U.S. government-backed agency (e.g., Ginnie Mae) or U.S. government-sponsored enterprise (e.g., Freddie Mac or Fannie Mae). Holdings designated at “AAA” or “AA” have been rated by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by these ratings agencies, the highest rating is applied. Moody’s ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Holdings designated as “Not Rated” have not been rated by S&P, Moody’s or Fitch.